Shareholders' Equity - Share options (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share based payments	€ 1,428	€ 758
IFRS General and administrative costs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share based payments	1,038	566
Research and development costs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share based payments	€ 390	€ 192